Submission	Aug. 07, 2026
Submission [Line Items]
Central Index Key	0000906345
Registrant Name	CAMDEN PROPERTY TRUST
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES